INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - accumulated depreciation (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
As of the beginning of period	$ 47,954,596
As of the end of period	48,946,555
Office equipment
Property, plant and equipment
As of the beginning of period	288,920
As of the end of period	244,773
Vehicles
Property, plant and equipment
As of the beginning of period	1,835,634
As of the end of period	2,387,064
Equipment and computer software
Property, plant and equipment
As of the beginning of period	67,105
As of the end of period	142,803
Fixture and fittings
Property, plant and equipment
As of the beginning of period	2,967,431
As of the end of period	3,501,808
Machinery and equipment
Property, plant and equipment
As of the beginning of period	5,125,728
As of the end of period	5,493,935
Land and buildings
Property, plant and equipment
As of the beginning of period	35,674,513
As of the end of period	35,112,872
Accumulated depreciation/amortization
Property, plant and equipment
As of the beginning of period	(16,019,806)	$ (13,012,286)
Disposals	251,108	120,049
Depreciation of the period	(1,668,788)	(1,104,537)
Foreign currency translation	(1,695,110)	(33,186)
Revaluation	(692,630)	(48,917)
As of the end of period	(18,439,966)	(13,981,043)
Accumulated depreciation/amortization | Office equipment
Property, plant and equipment
As of the beginning of period	(473,905)	(391,602)
Disposals		2,964
Depreciation of the period	(23,583)	(19,750)
Foreign currency translation	(51,063)	(702)
As of the end of period	(548,551)	(409,090)
Accumulated depreciation/amortization | Vehicles
Property, plant and equipment
As of the beginning of period	(1,676,583)	(1,828,087)
Disposals	196,985	117,085
Depreciation of the period	(413,229)	(289,400)
Foreign currency translation	(43,972)	2,031
As of the end of period	(1,936,799)	(1,998,371)
Accumulated depreciation/amortization | Equipment and computer software
Property, plant and equipment
As of the beginning of period	(525,021)	(433,231)
Disposals	49,631
Depreciation of the period	(48,637)	(20,737)
Foreign currency translation	(31,979)	(1,315)
As of the end of period	(556,006)	(455,283)
Accumulated depreciation/amortization | Fixture and fittings
Property, plant and equipment
As of the beginning of period	(2,670,512)	(1,801,356)
Depreciation of the period	(327,792)	(169,806)
Foreign currency translation	(315,287)	(5,607)
As of the end of period	(3,313,591)	(1,976,769)
Accumulated depreciation/amortization | Machinery and equipment
Property, plant and equipment
As of the beginning of period	(4,862,083)	(3,605,468)
Disposals	4,492
Depreciation of the period	(516,171)	(291,265)
Foreign currency translation	(552,484)	(11,406)
As of the end of period	(5,926,246)	(3,908,139)
Accumulated depreciation/amortization | Land and buildings
Property, plant and equipment
As of the beginning of period	(5,811,702)	(4,952,542)
Depreciation of the period	(339,376)	(313,579)
Foreign currency translation	(700,325)	(16,187)
Revaluation	(692,630)	(48,917)
As of the end of period	$ (6,158,773)	$ (5,233,391)